Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	December 31,	December 31,
	2024	2023
Assets
Current assets:
Cash and cash equivalents	$201,300,690	$172,588,698
Other current assets, net	2,201,076	2,939,668
Due from subsidiaries	140,062,677	158,603,618
Total current assets	343,564,443	334,131,984

Total assets	$343,564,443	$334,131,984

Liabilities and Shareholders’ Equity

Current liabilities:
Accrued liabilities and other payable	$22,525	$-
Deficit of investments in subsidiaries	81,964,970	53,878,530
Due to subsidiaries	1,984,164	409,607
Total current liabilities	83,971,659	54,288,137

Total liabilities	83,971,659	54,288,137

Shareholders’ equity:
Class A ordinary share, HKD0.03 par value, 11,112,474 shares authorized, 4,989,746 shares issued, 4,726,424 shares outstanding as of December 31, 2024 and 2023(1)	18,178	18,178
Class B ordinary share, HKD0.03 par value, 1,554,192 shares authorized, issued and outstanding as of December 31, 2024 and 2023(1)	5,978	5,978
Additional paid-in capital	396,454,715	397,467,795
Accumulated deficit	(124,012,067)	(103,761,016)
Accumulated other comprehensive loss	(12,874,020)	(13,887,088)
Total shareholders’ equity	259,592,784	279,843,847
Total liabilities and shareholders’ equity	$343,564,443	$334,131,984

(1)

As of December 31, 2024 and 2023, 263,322 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.

Schedule of Condensed Statements of Operations And Comprehensive Loss	Condensed statements of operations and comprehensive loss
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Operating expenses:
General and administrative expenses	$255,322	$1,482,786	$33,796,950
Total operating expenses	255,322	1,482,786	33,796,950

Loss from operations	(255,322)	(1,482,786)	(33,796,950)

Interest income	10,749,963	9,945,862	2,409,547
Other expenses	(18,511)	(2,847)	(52,793)
Exchange (loss) gain	(287,340)	36,752	(67,696)
Loss on forgiveness of receivable from a subsidiary	1,164,737	1,600,517	-
Share of loss from subsidiaries	(31,604,578)	(46,869,641)	(12,380,350)

Net loss	$(20,251,051)	$(36,772,143)	$(43,888,242)

Comprehensive loss
Net loss	$(20,251,051)	$(36,772,143)	$(43,888,242)
Other comprehensive loss:
Foreign currency translation adjustment	1,013,068	(2,162,557)	(4,827,526)
Comprehensive loss	$(19,237,983)	$(38,934,700)	$(48,715,768)

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Cash Flows from Operating Activities:
Net loss	$(20,251,051)	$(36,772,143)	$(43,888,242)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share of loss from subsidiaries	31,604,578	46,869,641	12,380,350
Amortization expense	-	-	6,987,975
Share-based compensation expenses (reversal of share-based compensation expenses)	(1,013,080)	(153,034)	3,903,970
Loss on forgiveness of receivable from a subsidiary	1,164,737	1,600,517	-
Impairment of intangible assets	-	-	20,738,130
Changes in assets and liabilities:
Due from subsidiaries	17,376,204	(45,292,116)	127,102,949
Other current assets, net	738,592	(2,682,168)	400,545
Accrued liabilities and other payables	22,525	-	(53,603)
Due to subsidiaries	1,574,557	409,607	-
Net Cash Provided by (Used in) Operating Activities	31,217,062	(36,019,696)	127,572,074

Cash Flows from Investing Activities
Collections from short-term investments	-	-	15,000,000
Purchases of intangible assets	-	-	(10,000,000)
Net Cash Provided by Investing Activities	-	-	5,000,000

Effect of Foreign Exchange on Cash and Cash Equivalents	(2,505,070)	(3,780,565)	(1,760,012)

Net Increase (Decrease) in Cash and Cash Equivalents	28,711,992	(39,800,261)	130,812,062

Cash and Cash Equivalents at Beginning of Year	172,588,698	212,388,959	81,576,897

Cash and Cash Equivalents at End of Year	$201,300,690	$172,588,698	$212,388,959

Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards	$-	$98	$232